Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Nov. 15, 2012	Dec. 31, 2015	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt	$ 555,007	$ 555,007
Investment in affiliates	1,340	1,340		$ 1,315
Loans receivable from affiliates	1,971	1,971		$ 1,521
Available amount of loan facility	$ 60,000	$ 60,000
Common units outstanding	83,079,710	83,079,710		83,079,710
Navios Europe I
Ownership percentage	5.00%	5.00%					5.00%
Navios Europe II
Ownership percentage	5.00%	5.00%			5.00%
Navios Holdings
Common units outstanding	15,344,310	15,344,310
Common units interest percentage		18.10%
Navios GP L.L.C. general partner interest in Navios Partners		2.00%
Supplemental credit default insurance maximum cash payment			$ 20,000
Navios Revolving Loans II | Navios Europe II | Funding Commitment
Available amount of loan facility	$ 704	$ 704		$ 1,154
Navios Holdings
Other income/ (expense), net	2,276	$ 4,552
Navios Holdings | Navios Europe I
Ownership percentage							47.50%
Navios Holdings | Navios Europe II
Ownership percentage					47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity						$ 24,100
Preferred distribution percentage		12.70%
Available amount of loan facility	9,100	$ 9,100		9,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity					$ 38,500
Preferred distribution percentage		18.00%
Available amount of loan facility	14,075	$ 14,075		$ 23,075
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt	10,000	10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt	14,000	14,000
Navios Acquisitions | Navios Europe I
Ownership percentage							47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage					47.50%
Navios Europe I
Investment in affiliates	593	593
Navios Europe I | Navios Revolving Loans I
Loans receivable from affiliates	750	750
Navios Europe I | Navios Revolving Loans I | Funding Commitment
Available amount of loan facility	455	455
Navios Europe I | Navios Term Loans
Investment in affiliates	500	500
Navios Europe II
Investment in affiliates	746	746
Navios Europe II | Navios Revolving Loans II
Loans receivable from affiliates	1,221	1,221
Navios Europe II | Navios Term Loans II
Investment in affiliates	$ 700	$ 700